Share Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 19, 2013
Share Based Compensation [Abstract]
Number of shares reserved for issuance under the plan				2,000,000
Common stock available for issuance under Equity Incentive Plan	655,000
Unrecognized compensation cost	$ 786,826
Expected period of recognition for unrecognized compensation cost	1 year 4 months 13 days
Fair value of shares vested under the equity incentive plan	423,316	980,083	614,000
Share-based compensation	$ 2,247,002	$ 2,066,688	$ 1,225,276